Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest Income:
Loans receivable, including fees	$ 10,306	$ 11,703
Investment securities	969	889
Federal funds sold and other investments	46	63
Total Interest Income	11,321	12,655
Interest Expense:
Deposits	2,409	3,344
Junior subordinated debentures and long-term debt	682	860
Total Interest Expense	3,091	4,204
Net interest income	8,230	8,451
Provision for loan losses	3,101	2,718
Net interest income after provision for loan losses	5,129	5,733
Non-Interest Income:
Fees and service charges	609	660
Gain on sale of securities available for sale	82	161
Gain (loss) on sale of other assets	2	(22)
Other	93	90
Total Non-Interest Income	786	889
Non-Interest Expense:
Compensation and employee benefits	3,713	3,938
Professional fees	755	653
Federal deposit insurance assessments	351	502
Equipment expenses	220	224
Net occupancy expense	542	555
Advertising	24	38
Data processing	409	392
Amortization of core deposit intangible	52	51
Telephone, postage and delivery	254	273
Provision for losses on and cost of real estate acquired through foreclosure	212	360
Other	800	806
Total Non-Interest Expense	7,332	7,792
Loss Before Provision for Income Taxes	(1,417)	(1,170)
Provision for income taxes	210	1,715
Net Loss	(1,627)	(2,885)
Preferred stock dividends	387	387
Net Loss Available for Common Stockholders	$ (2,014)	$ (3,272)
Basic loss per common share (in dollars per share)	$ (1.02)	$ (1.68)
Diluted loss per common share (in dollars per share)	$ (1.02)	$ (1.68)
Cash dividends declared per common share	$ 0	$ 0